Employee Benefits (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employee Benefits [Line Items]
Weighted average duration of short term employee benefit obligations	12
CHILE
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	4.41%	4.50%
ARGENTINA
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates	54.87%	49.14%